Profit and loss information - Disclosure of income tax benefit (expense) (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Current income tax expense	€ (6,195)	€ (2,662)	€ (11,421)	€ (3,744)
Adjustment in respect of current income tax of previous years	73	3,162	117	3,587
Adjustment in respect of deferred income tax of previous years	(1,279)	(220)	320	(239)
Deferred tax benefit / (expense)	(1,397)	299	(1,857)	3,035
Income tax benefit / (expense) reported in the income statement	€ (8,798)	€ 579	€ (12,841)	€ 2,639